Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Mar. 31, 2024
Financial instruments - Fair values and risk management
Schedule of carrying value of financial assets by class and measurement category

	Assets at	Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2024
Cash and cash equivalents	3,875.4	—	—	3,875.4	—
Financial asset: cash > 3 months	237.8	—	—	237.8	—
Restricted cash	6.4	—	—	6.4	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	147.2	—	147.2	147.2
- Jet fuel & carbon derivative contracts	—	205.6	—	205.6	205.6
Trade receivables	76.4	—	—	76.4	—
Total financial assets at March 31, 2024	4,196.0	352.8	—	4,548.8	352.8

	Assets at	Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2023
Cash and cash equivalents	3,599.3	—	—	3,599.3	—
Financial asset: cash > 3 months	1,056.2	—	—	1,056.2	—
Restricted cash	19.5	—	—	19.5	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	279.4	—	279.4	279.4
- Jet fuel & carbon derivative contracts	—	49.6	—	49.6	49.6
- Jet fuel options	—	14.1	—	14.1	14.1
- Cross-currency swaps	—	3.6	—	3.6	3.6
Trade receivables	59.7	—	—	59.7	—
Total financial assets at March 31, 2023	4,734.7	346.7	—	5,081.4	346.7

	Assets at	Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2022
Cash and cash equivalents	2,669.0	—	—	2,669.0	—
Financial asset: cash > 3 months	934.1	—	—	934.1	—
Restricted cash	22.7	—	—	22.7	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	474.1	—	474.1	474.1
- Jet fuel & carbon derivative contracts	—	956.3	—	956.3	956.3
- Jet fuel options	—	—	150.5	150.5	150.5
- Cross-currency swaps	—	4.6	—	4.6	4.6
Trade receivables	43.5	—	—	43.5	—
Total financial assets at March 31, 2022	3,669.3	1,435.0	150.5	5,254.8	1,585.5

Schedule of carrying value of financial liabilities by class and measurement category

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2024
Current maturities of debt	50.0	—	—	50.0	50.0
Non-current maturities of debt	2,532.2	—	—	2,532.2	2,460.3
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	3.3	—	3.3	3.3
-Jet fuel & carbon derivative contracts	—	178.8	—	178.8	178.8
Trade payables (Current)	792.2	—	—	792.2	—
Accrued expenses	1,603.1	—	—	1,603.1	—
Total financial liabilities at March 31, 2024	4,977.5	182.1	—	5,159.6	2,692.4

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2023
Current maturities of debt	1,056.7	—	—	1,056.7	1,051.7
Non-current maturities of debt	2,853.2	—	—	2,853.2	2,740.7
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	48.0	—	48.0	48.0
-Jet fuel & carbon derivative contracts	—	349.8	—	349.8	349.8
Trade payables (Current)	1,065.5	—	—	1,065.5	—
Accrued expenses	1,276.6	—	—	1,276.6	—
Total financial liabilities at March 31, 2023	6,252.0	397.8	—	6,649.8	4,190.2

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2022
Current maturities of debt	1,224.5	—	—	1,224.5	1,224.5
Non-current maturities of debt	3,714.6	—	—	3,714.6	3,727.7
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	—	31.0	31.0	31.0
-Jet fuel derivative contracts	—	7.6	—	7.6	7.6
Trade payables (Current)	1,029.0	—	—	1,029.0	—
Trade payables (Non-current)	49.2	—	—	49.2	49.2
Accrued expenses	953.0	—	—	953.0	—
Total financial liabilities at March 31, 2022	6,970.3	7.6	31.0	7,008.9	5,040.0

Schedule of estimated fair values

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2024
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	147.2	—	147.2
Jet fuel & carbon derivative contracts	—	205.6	—	205.6
	—	352.8	—	352.8
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	3.3	—	3.3
Jet fuel & carbon derivative contracts	—	178.8	—	178.8
	—	182.1	—	182.1
Financial liabilities not measured at fair value
Debt	—	2,510.3	—	2,510.3
Non-current trade payables	—	—	—	—
	—	2,510.3	—	2,510.3
Total	—	3,045.2	—	3,045.2

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2023
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	279.4	—	279.4
Cross-currency swaps	—	3.6	—	3.6
Jet fuel & carbon derivative contracts	—	63.7	—	63.7
	—	346.7	—	346.7
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	48.0	—	48.0
Jet fuel & carbon derivative contracts	—	349.8	—	349.8
	—	397.8	—	397.8
Financial liabilities not measured at fair value
Debt	—	3,792.4	—	3,792.4
Non-current trade payables	—	—	—	—
	—	3,792.4	—	3,792.4
	—	4,536.9	—	4,536.9

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2022
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	474.1	—	474.1
Jet fuel derivative contracts	—	1,106.8	—	1,106.8
Cross-currency swaps	—	4.6	—	4.6
	—	1,585.5	—	1,585.5
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	31.0	—	31.0
Jet fuel derivative contracts	—	7.6	—	7.6
	—	38.6	—	38.6
Financial liabilities not measured at fair value
Debt	—	4,952.2	—	4,952.2
Non-current trade payables	—	49.2	—	49.2
	—	5,001.4	—	5,001.4
Total	—	6,625.5	—	6,625.5

Schedule of monetary assets

	At March 31,
	2024			2023			2022
	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary assets
UK pounds sterling cash and liquid resources	55.6	—	65.1	78.1	—	88.8	28.3	—	33.6
U.S. Dollar cash and liquid resources	—	785.5	727.8	—	671.3	619.3	—	386.8	349.6
	55.6	785.5	792.9	78.1	671.3	708.1	28.3	386.8	383.2

Schedule of monetary liabilities

	At March 31,
	2024			2023			2022
	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary liabilities
U.S. dollar long term debt*	—	—	—	—	280.8	259.1	—	311.3	281.3
Pre-delivery payments due to Boeing	—	—	—	—	669.2	617.4	—	296.2	267.7
	—	—	—	—	950.0	876.5	—	607.5	549.0

Schedule of exchange rates

	€	£	$
March 31, 2022	1.0000	0.8422	1.1065
March 31, 2023	1.0000	0.8791	1.0839
March 31, 2024	1.0000	0.8548	1.0793

Schedule of notional amounts of currency forward contracts

The notional principal amounts of forward foreign exchange contracts are as follows:

	At March 31,
	2024	2023	2022
	€M	€M	€M
Within Year 1	4,403.6	5,873.1	4,607.7
Greater than 1 Year	447.9	1,203.5	2,097.8
Total	4,851.5	7,076.6	6,705.5

Schedule of maturity profile of financial liabilities

The following was the maturity profile of the Group’s financial liabilities (excluding aircraft provisions, trade payables and accrued expenses).

	Weighted
	average					2029 -
	rate	2025	2026	2027	2028	2031	Total
At March 31, 2024	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured debt
Unsecured debt	1.67%	50.0	843.4	1,198.8	—	—	2,092.2
Debt	1.67%	50.0	843.4	1,198.8	—	—	2,092.2
Lease liabilities - right of use	4.43%	39.4	31.9	32.1	32.7	28.5	164.6
Total fixed rate debt		89.4	875.3	1,230.9	32.7	28.5	2,256.8
Floating rate
Unsecured long term debt	4.30%	—	—	—	—	490.0	490.0
Total floating rate debt	4.30%	—	—	—	—	490.0	490.0
Total financial liabilities		89.4	875.3	1,230.9	32.7	518.5	2,746.8

	Weighted
	average							2028 -
	rate	2024		2025		2026	2027	2031	Total
At March 31, 2023	(%)	€M		€M		€M	€M	€M	€M
Fixed rate
Secured debt	2.43%	16.2		12.3		—	—	—	28.5
Unsecured debt	1.39%	1,040.5	*	46.0		846.1	1,198.8	—	3,131.4
Debt	1.39%	1,056.7		58.3		846.1	1,198.8	—	3,159.9
Lease liabilities - right of use	4.37%	43.2		38.4		31.8	32.2	60.7	206.3
Total fixed rate debt		1,099.9		96.7		877.9	1,231.0	60.7	3,366.2
Floating rate
Unsecured long term debt	3.45%	—		750.0	**	—	—	—	750.0
Total floating rate debt	3.45%	—		750.0		—	—	—	750.0
Total financial liabilities		1,099.9		846.7		877.9	1,231.0	60.7	4,116.2
* Includes promissory notes amounting to approx. €230m
** Refinanced post year end (May 2023) with unsecured RCF at lower margin maturing May 2028

	Weighted
	average						2027 -
	rate	2023		2024	2025	2026	2028	Total
At March 31, 2022	(%)	€M		€M	€M	€M	€M	€M
Fixed rate
Secured debt	2.43%	62.9		52.2	12.0	—	—	127.1
Unsecured debt	1.31%	1,140.9	*	807.7	47.8	847.0	1,197.9	4,041.3
Debt	1.35%	1,203.8		859.9	59.8	847.0	1,197.9	4,168.4
Lease liabilities - right of use	2.33%	56.9		51.0	26.2	3.1	1.1	138.3
Total fixed rate debt		1,260.7		910.9	86.0	850.1	1,199.0	4,306.7
Floating rate
Secured long term debt	0.14%	20.7		—	—	—	—	20.7
Unsecured long term debt	0.75%	—		—	750.0	—	—	750.0
Total floating rate debt	0.73%	20.7		—	750.0	—	—	770.7
Total financial liabilities		1,281.4		910.9	836.0	850.1	1,199.0	5,077.4
* Includes promissory notes amounting to approx. €226m

Schedule of significant cash balances invested on short term basis

	At March 31,
	2024	2023	2022
	Within	Within	Within
	1 year	1 year	1 year
Financial assets	€M	€M	€M
Cash and cash equivalents	3,875.4	3,599.3	2,669.0
Cash > 3 months	237.8	1,056.2	934.1
Restricted cash	6.4	19.5	22.7
Total financial assets	4,119.6	4,675.0	3,625.8

Schedule of maturities of contractual cash flows of financial liabilities

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2025	2026	2027	2028	Thereafter
At March 31, 2024	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 1.67%	2,092.2	2,172.7	85.0	878.3	1,209.4	—	—
- Floating rate debt: 4.30%	490.0	579.2	21.2	21.3	21.3	21.5	493.9
- Lease liabilities	164.6	183.1	45.5	37.1	36.1	34.9	29.5
	2,746.8	2,935.0	151.7	936.7	1,266.8	56.4	523.4
Derivative financial instruments
- Currency forward contracts – outflows	3.3	188.3	7.0	10.6	10.0	133.6	27.1
- Currency forward contracts – inflows	—	(195.0)	(7.0)	(10.7)	(10.2)	(138.5)	(28.6)
- Commodity forward contracts	178.8	178.8	178.8	—	—	—	—
Trade payables	792.2	792.2	792.2	—	—	—	—
Accrued expenses	1,603.1	1,603.1	1,603.1	—	—	—	—
Total at March 31, 2024	5,324.2	5,502.4	2,725.8	936.6	1,266.6	51.5	521.9

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2024	2025	2026	2027	Thereafter
At March 31, 2023	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 1.39%	3,159.9	3,284.4	1,100.6	93.5	881.0	1,209.3	—
- Floating rate debt: 3.45%	750.0	782.3	25.9	756.4	—	—	—
- Lease liabilities	206.3	233.4	51.1	45.0	37.0	35.9	64.4
	4,116.2	4,300.1	1,177.6	894.9	918.0	1,245.2	64.4
Derivative financial instruments
- Currency forward contracts – outflows	48.0	3,658.2	3,281.4	245.1	10.6	10.0	111.1
- Currency forward contracts – inflows	—	(3,645.4)	(3,263.2)	(246.9)	(10.7)	(10.2)	(114.4)
- Commodity forward contracts	349.8	349.8	341.8	8.0	—	—	—
Trade payables	1,065.5	1,065.5	1,065.5	—	—	—	—
Accrued expenses	1,276.6	1,276.6	1,276.6	—	—	—	—
Total at March 31, 2023	6,856.1	7,004.8	3,879.7	901.1	917.9	1,245.0	61.1

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2023	2024	2025	2026	Thereafter
At March 31, 2022	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 1.35%	4,168.4	4,341.5	1,260.1	904.8	95.1	872.2	1,209.3
- Floating rate debt: 0.73%	770.7	783.5	26.4	5.7	751.4	—	—
- Lease liabilities	138.3	142.0	59.2	52.2	26.6	3.0	1.0
	5,077.4	5,267.0	1,345.7	962.7	873.1	875.2	1,210.3
Derivative financial instruments
- Currency forward contracts – outflows	31.0	496.8	496.8	—	—	—	—
- Currency forward contracts – inflows	—	(463.7)	(463.7)	—	—	—	—
- Commodity forward contracts	7.6	7.6	7.6	—	—	—	—
Trade payables	1,078.2	1,078.2	1,029.0	49.2	—	—	—
Accrued expenses	953.0	953.0	953.0	—	—	—	—
Total at March 31, 2022	7,147.2	7,338.9	3,368.4	1,011.9	873.1	875.2	1,210.3

Schedule of derivative financial instruments

Derivative financial instruments:
	At March 31,
	2024	2023	2022
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	60.3	269.6	337.5
Fuel and oil operating expenses	83.6	(38.2)	105.6
GBP currency swaps	—	—	—
Interest rate risk
Variable-rate instruments	—	3.6	4.5
Commodity price risk
Fuel and carbon operating expenses	26.8	(286.1)	948.7
Net derivative position at year end	170.7	(51.1)	1,396.3

Schedule of change in gross value used for calculating hedge ineffectiveness

Change in gross value used for calculating hedge ineffectiveness:
	At March 31,
	2024	2023	2022
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	515.0	407.0	(129.8)
Fuel and oil operating expenses	(117.7)	405.1	(110.5)
GBP currency swap	—	—	9.6
Interest rate risk
Variable-rate instruments	—	3.8	(1.4)
Commodity price risk
Fuel and carbon operating expenses	(398.8)	2,806.5	(788.8)
Total	(1.5)	3,622.4	(1,020.9)

Schedule of hedged items

	At March 31, 2024
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(30.0)	(142.6)	(172.6)
Fuel and oil operating expenses	(83.7)	—	(83.7)
GBP currency swaps	—	—	—
Interest rate risk
Variable-rate instruments	—	—	—
Commodity price risk
Fuel and carbon operating expenses	(26.8)	—	(26.8)
Gross cashflow hedge reserve	(140.5)	(142.6)	(283.1)

*Deferred taxes included in Hedge reserve were €17m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied
	At March 31, 2023
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	265.6	83.1	348.7
Fuel and oil operating expenses	(38.2)	—	(38.2)
GBP currency swaps	—	—	—
Interest rate risk
Variable-rate instruments	(6.6)	—	(6.6)
Commodity price risk
Fuel and carbon operating expenses	(300.1)	—	(300.1)
Gross cashflow hedge reserve	(79.3)	83.1	3.8

*Deferred taxes included in Hedge reserve were €28m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied
	At March 31, 2022
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	322.5	72.6	395.1
Fuel and oil operating expenses	105.6	—	105.6
GBP currency swaps	—	—	—
Interest rate risk
Variable-rate instruments	(4.3)	—	(4.3)
Commodity price risk
Fuel and carbon operating expenses	948.7	—	948.7
Gross cashflow hedge reserve	1,372.5	72.6	1,445.1

*Deferred taxes included in Hedge reserve were €150m

Schedule of movement in derivative financial instruments designated as hedging instruments

	At March 31, 2024
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	515.0	—	—
Fuel and oil operating expenses	(117.7)	—	(4.2)
GBP currency swaps	—	—	—
Interest rate risk
Variable-rate instruments	—	—	3.6
Commodity price risk
Fuel and carbon operating expenses	(398.8)	—	71.8
Total movement in derivative instruments	(1.5)	—	71.2

	At March 31, 2023
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(407.0)	—	—
Fuel and oil operating expenses	(405.1)	—	261.2
GBP currency swaps	—	—	—
Interest rate risk
Variable-rate instruments	(3.8)	—	2.9
Commodity price risk
Fuel and carbon operating expenses	(2,806.5)	—	1,557.5
Total movement in derivative instruments	(3,622.4)	—	1,821.6

	At March 31, 2022
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	129.8	—	—
Fuel and oil operating expenses	110.5	—	3.2
GBP currency swaps	(9.6)	—	4.2
Interest rate risk
Variable-rate instruments	1.4	—	0.1
Commodity price risk
Fuel and carbon operating expenses	788.8	—	176.5
Total movement in derivative instruments	1,020.9	—	184.0

* Hedge ineffectiveness is classified within “Finance Expense” on the Consolidated Income Statement
** Reclassified from hedging reserve to income statement – Fuel & Oil Foreign Currency & Commodity are reclassified in Fuel and Oil; Variable rate instruments are reclassified to Finance expense

Schedule of reclassified from other comprehensive income into the income statement

	At March 31,
	2024	2023	2022
	€M	€M	€M
Commodity forward contracts
Reclassification adjustments for losses/(gains) recognized in fuel and oil operating expenses	71.8	1,557.5	176.5
Interest rate swaps
Reclassification adjustments for losses recognized in finance expense	3.6	2.9	0.1
Foreign currency forward contracts
Reclassification adjustments for losses/(gains) recognized in fuel and oil operating expenses	(4.2)	261.2	7.4
	71.2	1,821.6	184.0

Schedule of reclassified from other comprehensive income into the capitalized cost

	At March 31,
	2024	2023	2022
	€M	€M	€M
Foreign currency forward contracts
Recognized in property plant and equipment – aircraft additions	(305.7)	(308.1)	78.1
	(305.7)	(308.1)	78.1

Schedule of fair values and notional amounts derivative financial instruments

	At March 31,
	2024			2023			2022
	Within	> 1 Year		Within	> 1 Year		Within	> 1 Year
	1 Year	(non—		1 Year	(non—		1 Year	(non—
	(current)	current)	Total	(current)	current)	Total	(current)	current)	Total
	€M	€M	€M	€M	€M	€M	€M	€M	€M
Foreign currency risk notional amounts
for effective hedges
PP&E — aircraft additions	494.0	24.1	518.1	1,893.6	411.9	2,305.5	2,082.4	2,097.9	4,180.3
Fuel and oil operating expenses	3,701.7	423.7	4,125.4	3,979.4	791.6	4,771.0	2,151.8	—	2,151.8

— Within derivative financial assets	144.0	3.2	147.2	226.2	53.2	279.4	313.7	160.4	474.1
— Within derivative financial liabilities	—	(3.3)	(3.3)	(44.9)	(3.1)	(48.0)	(31.0)	—	(31.0)
	144.0	(0.1)	143.9	181.3	50.1	231.4	282.7	160.4	443.1

Interest rate risk notional amounts for effective hedges
Variable—rate instruments	—	—	—	16.4	15.6	32.0	12.1	31.4	43.5

Total fair value for all interest rate risk related derivative instruments
— Within derivative financial assets	—	—	—	2.2	1.4	3.6	1.9	2.5	4.4

Commodity price risk notional amounts for effective hedges
Fuel and carbon operating expenses	3,713.8	2.2	3,716.0	3,504.5	310.5	3,815.0	1,901.0	154.6	2,055.6

Total fair value for all commodity fuel & carbon related derivative instruments:
— Within derivative financial assets	205.5	0.1	205.6	63.7	—	63.7	934.1	22.2	956.3
— Within derivative financial liabilities	(178.0)	(0.8)	(178.8)	(341.7)	(8.1)	(349.8)	(7.5)	—	(7.5)
	27.5	(0.7)	26.8	(278.0)	(8.1)	(286.1)	926.6	22.2	948.8

Fair values as reported in the consolidated balance sheet
Derivative financial assets	349.5	3.3	352.8	292.1	54.6	346.7	1,400.4	185.1	1,585.5
Derivative financial liabilities	(178.0)	(4.1)	(182.1)	(386.6)	(11.2)	(397.8)	(38.6)	—	(38.6)

Derivative financial assets analyzed between those:
— Designated as continuing cash flow hedges	322.6	3.3	325.9	292.1	54.6	346.7	1,208.6	185.1	1,393.7
— Where hedge accounting is no longer applied	26.9	—	26.9	—	—	—	41.2	—	41.2
— Designated as fair value financial instruments	—	—	—	—	—	—	150.6	—	150.6
	349.5	3.3	352.8	292.1	54.6	346.7	1,400.4	185.1	1,585.5

Derivative financial liabilities analyzed between those:
— Designated as continuing cash flow hedges	(178.0)	(4.1)	(182.1)	(386.6)	(11.2)	(397.8)	(7.5)	—	(7.5)
— Where hedge accounting is no longer applied	—	—	—	—	—	—	—	—	—
— Designated as fair value financial instruments	—	—	—	—	—	—	(31.1)	—	(31.1)
	(178.0)	(4.1)	(182.1)	(386.6)	(11.2)	(397.8)	(38.6)	—	(38.6)